Reinsurance	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Notes
Reinsurance

Note 7:  Reinsurance

The Company entered into an agreement with its affiliate, CMFG Life, effective January 1, 2013 to cede 100% of its new business which includes investment type contracts for its single premium deferred annuity.  Accordingly, the agreement, as it relates to these contracts, is accounted for using the deposit method of accounting.  The Company had $28,769 of assets on deposit for these contracts as of September 30, 2013. The Company had a related liability of $28,769 which is included in policyholder account balances in the condensed balance sheet.  The Company receives a commission equal to 100% of its actual expenses incurred for this business, which was $2,707 for the nine months ended September 30, 2013.

The Company entered into a reinsurance agreement on October 31, 2012 to cede 95% of its business in force to CMFG Life.  Ongoing renewal premiums and related policy benefits are also ceded to CMFG Life at the same proportion. The Company is reimbursed for 95% of expenses incurred in the provision of policyholder and benefit payment services, and insurance taxes and charges on a go forward basis, which was $583 for the nine months ended September 30, 2013.

The recoverable balance due from CMFG Life at September 30, 2013 of $26,413 is not collateralized and the Company retains the risk of loss in the event CMFG Life is unable to meet its obligations assumed under the reinsurance agreements.  CMFG Life is rated A (excellent) by A.M. Best Company and MLIC believes the risk of non-collection is remote.

The effects of reinsurance on premiums and on claims, benefits, and losses incurred for the three and nine months ended September 30 are as follows:

	Three months ended		Nine months ended
	September 30		September 30
	2013	2012	2013	2012

Premiums:
Direct - written	$ 688	$ 757	$ 2,088	$ 2,402
Direct - unearned	-	-	-	-
Direct - earned	688	757	2,088	2,402

Ceded to affiliate - written	(674)	-	(2,006)	-
Ceded to affiliate - unearned	22	-	23	-
Ceded to affiliate - earned	(652)	-	(1,983)	-

Premiums - written, net	14	757	82	2,402
Premiums - unearned, net	22	0	23	0
Premiums, net	$ 36	$ 757	$ 105	$ 2,402

Claims, benefits and losses incurred:
Direct	$ 729	$ 1,402	$ 2,432	$ 2,504
Ceded to affiliate	(700)	-	(2,314)	-

Claims, benefits and losses, net	$ 29	$ 1,402	$ 118	$ 2,504

Note 7:  Reinsurance

The Company entered into a reinsurance agreement in 2012 to cede 95% of its business in force to CMFG Life, as described below.  MLIC does not have any other reinsurance agreements and the entire reinsurance recoverable of $26,391 at December 31, 2012 is due from CMFG Life.  The recoverable balance is not collateralized and the Company retains the risk of loss in the event CMFG Life is unable to meet its obligations.  CMFG Life is rated A (excellent) by A.M. Best Company and MLIC believes the risk of non-collection is remote.

	2012	2011	2010

Policies in force	$ 163,937	$ 186,688	$ 210,163

Premiums:
Direct - written	$ 3,208	$ 3,409	$ 3,744
Direct - unearned	-	-	-
Direct - earned	3,208	3,409	3,744

Ceded to affiliate - written	(23,714)	-	-
Ceded to affiliate - unearned	47	-	-
Ceded to affiliate - earned	(23,667)	-	-

Premiums, net	$ (20,459)	$ 3,409	$ 3,744

Claims, benefits and losses incurred:
Direct	$ 3,086	$ 2,268	$ 2,261
Ceded to affiliate	(23,114)	-	-

Claims, benefits and losses, net	$ (20,028)	$ 2,268	$ 2,261

On October 31, 2012, the Company ceded 95% of its insurance polices in force pursuant to a reinsurance agreement with CMFG Life; ongoing renewal premiums and related policy benefits are also ceded to CMFG Life at the same proportion.  As a result of this agreement, the Company ceded $23,121 of earned premiums, $22,637 of benefits, $3,762 of policyholder account balances and recorded a reinsurance recoverable of $26,399 as of October 31, 2012.  Substantially all the premiums were paid to CMFG Life by transferring net invested assets with a fair value of $26,883, recognizing a gain of $2,848.  The difference between the assets and liabilities transferred to CMFG Life of $484 was recorded as a prepaid reinsurance asset and is being amortized to expense over the estimated fifteen year remaining life of the reinsured policies.  Subsequently, the Company expensed $270 of the prepaid reinsurance asset as it determined that a portion of the cost was unrecoverable.  The Company is also reimbursed for 95% of expenses incurred in the provision of policyholder and benefit payment services, and insurance taxes and charges on a go forward basis.

In 2013, the Company entered into a reinsurance arrangement with CMFG Life to assume all of the new business issued.